Fair Value Measurements - Summary of Fair Value Measurement of Assets and Liabilities (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Disclosure of fair value measurement of assets [line items]
Trading Securities	$ 195,815	$ 192,303
Total FVTPL securities	22,505	21,354
FVOCI Securities	110,894	113,209
Derivative Assets
Derivative Assets	69,398	57,151
Derivative Liabilities
Derivative Liabilities	65,392	58,729
Interest expense for liabilities	9,520	10,022	$ 11,225
Measured at fair value
Disclosure of fair value measurement of assets [line items]
Trading Securities	195,815	192,303
Total FVTPL securities	22,505	21,354
FVOCI Securities		113,209
Loans	15,187	13,324
Other Assets	9,123	10,004
Deposits	57,800	56,162
Securities sold but not yet purchased	47,409	54,876
Other liabilities	41,911	34,238
Fair value liabilities	147,120	145,276
Derivative Assets
Derivative Assets	69,398	57,151
Derivative Liabilities
Derivative Liabilities	65,392	58,729
Measured at fair value | Canadian federal government
Disclosure of fair value measurement of assets [line items]
Trading Securities	10,395	12,311
Total FVTPL securities	1,869	1,619
FVOCI Securities	45,212	45,335
Measured at fair value | Canadian provincial and municipal governments
Disclosure of fair value measurement of assets [line items]
Trading Securities	10,457	9,035
Total FVTPL securities	2,125	1,578
FVOCI Securities	7,026	5,644
Measured at fair value | U.S. federal government
Disclosure of fair value measurement of assets [line items]
Trading Securities	29,059	30,902
Total FVTPL securities	1,583	1,495
FVOCI Securities	18,622	20,809
Measured at fair value | U.S. states, municipalities and agencies
Disclosure of fair value measurement of assets [line items]
Trading Securities	244	1,144
FVOCI Securities	4,771	5,634
Measured at fair value | Other governments
Disclosure of fair value measurement of assets [line items]
Trading Securities	3,400	4,126
FVOCI Securities	3,614	4,065
Measured at fair value | NHA MBS, and U.S. agency MBS and CMO
Disclosure of fair value measurement of assets [line items]
Trading Securities	65,978	56,450
Total FVTPL securities	18	18
FVOCI Securities	27,278	27,015
Measured at fair value | Corporate debt
Disclosure of fair value measurement of assets [line items]
Trading Securities	14,028	11,614
Total FVTPL securities	8,988	8,908
FVOCI Securities	4,182	4,515
Measured at fair value | Trading loans
Disclosure of fair value measurement of assets [line items]
Trading Securities	3,907	4,568
Measured at fair value | Corporate equity
Disclosure of fair value measurement of assets [line items]
Trading Securities	58,347	62,153
Total FVTPL securities	7,922	7,736
FVOCI Securities	189	192
Measured at fair value | Residential mortgages
Disclosure of fair value measurement of assets [line items]
Loans	60	79
Measured at fair value | Business and government loans
Disclosure of fair value measurement of assets [line items]
Loans	15,127	13,245
Measured at fair value | Interest rate contracts
Derivative Assets
Derivative Assets	9,756	8,681
Derivative Liabilities
Derivative Liabilities	9,822	10,099
Measured at fair value | Foreign exchange contracts
Derivative Assets
Derivative Assets	35,593	30,519
Derivative Liabilities
Derivative Liabilities	28,706	26,049
Measured at fair value | Commodity contracts
Derivative Assets
Derivative Assets	6,890	1,462
Derivative Liabilities
Derivative Liabilities	4,298	1,608
Measured at fair value | Equity contracts
Derivative Assets
Derivative Assets	17,136	16,488
Derivative Liabilities
Derivative Liabilities	22,547	20,973
Measured at fair value | Credit default swaps
Derivative Assets
Derivative Assets	23	1
Derivative Liabilities
Derivative Liabilities	19	0
Level 1 | Measured at fair value
Disclosure of fair value measurement of assets [line items]
Trading Securities	62,041	65,759
Total FVTPL securities	1,484	1,146
FVOCI Securities	256	1,211
Loans	0	0
Other Assets	7,618	8,521
Deposits	0	0
Securities sold but not yet purchased	14,150	14,998
Other liabilities	2,200	2,142
Fair value liabilities	16,350	17,140
Derivative Assets
Derivative Assets	4,466	558
Derivative Liabilities
Derivative Liabilities	448	389
Level 1 | Measured at fair value | Canadian federal government
Disclosure of fair value measurement of assets [line items]
Trading Securities	1,214	757
Total FVTPL securities	103	56
FVOCI Securities	230	1,158
Level 1 | Measured at fair value | Canadian provincial and municipal governments
Disclosure of fair value measurement of assets [line items]
Trading Securities	0	0
Total FVTPL securities	0	0
FVOCI Securities	0	0
Level 1 | Measured at fair value | U.S. federal government
Disclosure of fair value measurement of assets [line items]
Trading Securities	3,003	3,308
Total FVTPL securities	0	0
FVOCI Securities	7	16
Level 1 | Measured at fair value | U.S. states, municipalities and agencies
Disclosure of fair value measurement of assets [line items]
Trading Securities	0	0
FVOCI Securities	0	0
Level 1 | Measured at fair value | Other governments
Disclosure of fair value measurement of assets [line items]
Trading Securities	226	199
FVOCI Securities	19	37
Level 1 | Measured at fair value | NHA MBS, and U.S. agency MBS and CMO
Disclosure of fair value measurement of assets [line items]
Trading Securities	0	0
Total FVTPL securities	0	0
FVOCI Securities	0	0
Level 1 | Measured at fair value | Corporate debt
Disclosure of fair value measurement of assets [line items]
Trading Securities	0	0
Total FVTPL securities	0	0
FVOCI Securities	0	0
Level 1 | Measured at fair value | Trading loans
Disclosure of fair value measurement of assets [line items]
Trading Securities	0	0
Level 1 | Measured at fair value | Corporate equity
Disclosure of fair value measurement of assets [line items]
Trading Securities	57,598	61,495
Total FVTPL securities	1,381	1,090
FVOCI Securities	0	0
Level 1 | Measured at fair value | Residential mortgages
Disclosure of fair value measurement of assets [line items]
Loans	0	0
Level 1 | Measured at fair value | Business and government loans
Disclosure of fair value measurement of assets [line items]
Loans	0	0
Level 1 | Measured at fair value | Interest rate contracts
Derivative Assets
Derivative Assets	21	15
Derivative Liabilities
Derivative Liabilities	16	18
Level 1 | Measured at fair value | Foreign exchange contracts
Derivative Assets
Derivative Assets	962	43
Derivative Liabilities
Derivative Liabilities	0	0
Level 1 | Measured at fair value | Commodity contracts
Derivative Assets
Derivative Assets	3,421	225
Derivative Liabilities
Derivative Liabilities	359	196
Level 1 | Measured at fair value | Equity contracts
Derivative Assets
Derivative Assets	56	275
Derivative Liabilities
Derivative Liabilities	71	175
Level 1 | Measured at fair value | Credit default swaps
Derivative Assets
Derivative Assets	6	0
Derivative Liabilities
Derivative Liabilities	2	0
Level 2 | Measured at fair value
Disclosure of fair value measurement of assets [line items]
Trading Securities	133,774	126,544
Total FVTPL securities	15,403	14,384
FVOCI Securities	110,449	111,806
Loans	14,848	13,000
Other Assets	0	0
Deposits	57,800	56,162
Securities sold but not yet purchased	33,259	39,878
Other liabilities	39,583	32,096
Fair value liabilities	130,642	128,136
Derivative Assets
Derivative Assets	64,924	56,568
Derivative Liabilities
Derivative Liabilities	64,917	58,335
Level 2 | Measured at fair value | Canadian federal government
Disclosure of fair value measurement of assets [line items]
Trading Securities	9,181	11,554
Total FVTPL securities	1,766	1,563
FVOCI Securities	44,982	44,177
Level 2 | Measured at fair value | Canadian provincial and municipal governments
Disclosure of fair value measurement of assets [line items]
Trading Securities	10,457	9,035
Total FVTPL securities	2,125	1,578
FVOCI Securities	7,026	5,644
Level 2 | Measured at fair value | U.S. federal government
Disclosure of fair value measurement of assets [line items]
Trading Securities	26,056	27,594
Total FVTPL securities	1,583	1,495
FVOCI Securities	18,615	20,793
Level 2 | Measured at fair value | U.S. states, municipalities and agencies
Disclosure of fair value measurement of assets [line items]
Trading Securities	244	1,144
FVOCI Securities	4,771	5,634
Level 2 | Measured at fair value | Other governments
Disclosure of fair value measurement of assets [line items]
Trading Securities	3,174	3,927
FVOCI Securities	3,595	4,028
Level 2 | Measured at fair value | NHA MBS, and U.S. agency MBS and CMO
Disclosure of fair value measurement of assets [line items]
Trading Securities	65,978	56,450
Total FVTPL securities	18	18
FVOCI Securities	27,278	27,015
Level 2 | Measured at fair value | Corporate debt
Disclosure of fair value measurement of assets [line items]
Trading Securities	14,028	11,614
Total FVTPL securities	8,988	8,908
FVOCI Securities	4,182	4,515
Level 2 | Measured at fair value | Trading loans
Disclosure of fair value measurement of assets [line items]
Trading Securities	3,907	4,568
Level 2 | Measured at fair value | Corporate equity
Disclosure of fair value measurement of assets [line items]
Trading Securities	749	658
Total FVTPL securities	923	822
FVOCI Securities	0	0
Level 2 | Measured at fair value | Residential mortgages
Disclosure of fair value measurement of assets [line items]
Loans	60	79
Level 2 | Measured at fair value | Business and government loans
Disclosure of fair value measurement of assets [line items]
Loans	14,788	12,921
Level 2 | Measured at fair value | Interest rate contracts
Derivative Assets
Derivative Assets	9,735	8,666
Derivative Liabilities
Derivative Liabilities	9,806	10,081
Level 2 | Measured at fair value | Foreign exchange contracts
Derivative Assets
Derivative Assets	34,631	30,474
Derivative Liabilities
Derivative Liabilities	28,693	26,049
Level 2 | Measured at fair value | Commodity contracts
Derivative Assets
Derivative Assets	3,469	1,224
Derivative Liabilities
Derivative Liabilities	3,925	1,412
Level 2 | Measured at fair value | Equity contracts
Derivative Assets
Derivative Assets	17,072	16,203
Derivative Liabilities
Derivative Liabilities	22,476	20,793
Level 2 | Measured at fair value | Credit default swaps
Derivative Assets
Derivative Assets	17	1
Derivative Liabilities
Derivative Liabilities	17	0
Level 3
Disclosure of fair value measurement of assets [line items]
Fair value liabilities	128
Level 3 | Measured at fair value
Disclosure of fair value measurement of assets [line items]
Trading Securities	0	0
Total FVTPL securities	5,618	5,824
FVOCI Securities	189	192
Loans	339	324
Other Assets	1,505	1,483
Deposits	0	0
Securities sold but not yet purchased	0	0
Other liabilities	128	0
Fair value liabilities	128	0
Derivative Assets
Derivative Assets		25
Derivative Liabilities
Derivative Liabilities	27	5
Level 3 | Measured at fair value | Canadian federal government
Disclosure of fair value measurement of assets [line items]
Trading Securities	0	0
Total FVTPL securities	0	0
FVOCI Securities	0	0
Level 3 | Measured at fair value | Canadian provincial and municipal governments
Disclosure of fair value measurement of assets [line items]
Trading Securities	0	0
Total FVTPL securities	0	0
FVOCI Securities	0	0
Level 3 | Measured at fair value | U.S. federal government
Disclosure of fair value measurement of assets [line items]
Trading Securities	0	0
Total FVTPL securities	0	0
FVOCI Securities	0	0
Level 3 | Measured at fair value | U.S. states, municipalities and agencies
Disclosure of fair value measurement of assets [line items]
Trading Securities	0	0
FVOCI Securities	0	0
Level 3 | Measured at fair value | Other governments
Disclosure of fair value measurement of assets [line items]
Trading Securities	0	0
FVOCI Securities	0	0
Level 3 | Measured at fair value | NHA MBS, and U.S. agency MBS and CMO
Disclosure of fair value measurement of assets [line items]
Trading Securities	0	0
Total FVTPL securities	0	0
FVOCI Securities	0	0
Level 3 | Measured at fair value | Corporate debt
Disclosure of fair value measurement of assets [line items]
Trading Securities	0	0
Total FVTPL securities	0	0
FVOCI Securities	0	0
Level 3 | Measured at fair value | Trading loans
Disclosure of fair value measurement of assets [line items]
Trading Securities	0	0
Level 3 | Measured at fair value | Corporate equity
Disclosure of fair value measurement of assets [line items]
Trading Securities	0	0
Total FVTPL securities	5,618	5,824
FVOCI Securities	189	192
Level 3 | Measured at fair value | Residential mortgages
Disclosure of fair value measurement of assets [line items]
Loans	0	0
Level 3 | Measured at fair value | Business and government loans
Disclosure of fair value measurement of assets [line items]
Loans		324
Level 3 | Measured at fair value | Interest rate contracts
Derivative Assets
Derivative Assets	0	0
Derivative Liabilities
Derivative Liabilities	0	0
Level 3 | Measured at fair value | Foreign exchange contracts
Derivative Assets
Derivative Assets	0	2
Derivative Liabilities
Derivative Liabilities	13	0
Level 3 | Measured at fair value | Commodity contracts
Derivative Assets
Derivative Assets	0	13
Derivative Liabilities
Derivative Liabilities	14	0
Level 3 | Measured at fair value | Equity contracts
Derivative Assets
Derivative Assets	8	10
Derivative Liabilities
Derivative Liabilities	0	5
Level 3 | Measured at fair value | Credit default swaps
Derivative Assets
Derivative Assets	0	0
Derivative Liabilities
Derivative Liabilities	0	$ 0
Interest expense for liabilities carried at fair value
Derivative Liabilities
Interest expense for liabilities	871		720
Interest expense for liabilities carried at amortized cost
Derivative Liabilities
Interest expense for liabilities	$ 8,649		$ 10,505